Revenue Recognition - Narratives (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue Recognition
Increase in contract liabilities	$ 220	$ 937	$ 114	$ 369
Increase in contract assets	(121)	$ 162	2,926	2,643
Recognized losses on trade receivables and contract assets	$ 0		$ 24	$ 4